UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                                       FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment   [ x ]; Amendment number: [ 18 ]
This Amendment (Check only one):  [  ] is a restatement.
                                  [ X ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:        The Southern Fiduciary Group Inc.
Address:     2325 Crestmoor Road, Suite 202
             P.O. Box 158947
             Nashville, Tennessee 37215

Form 13F File Number:  28-2983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ernest Williams III, C.F.A.
Title:   President
Phone:   615-383-7701

Signature, Place, and Date of Signing

Ernest Williams III        Nashville, TN    August 3, 2004
   [Signature]             [City, State]        [Date]

Report Type (Check only one.):

[ x  ] 13F Holdings Report
[    ] 13F Notice
[    ] Combination Report

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:      NONE
FORM 13F INFORMATION TABLE ENTRY TOTAL:  36
FORM 13F INFORMATION TABLE VALUE TOTAL (X $1,000): $184,899
LIST OF OTHER INCLUDED MANAGERS:
                                      NONE



      COLUMN 1             COLUMN 2  COLUMN 3  COLUMN 4         COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
                           TITLE OF             VALUE       SHARES/     SH/    INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT     PRN    DSCRETN   MNGERS    SOLE    SHARED    NONE
------------------------------------- -------  --------    ------------------   -----    ------  ---------------------------

Am Retirement Corp            COM    028913101       10622     2107544    SH     SOLE     None    707104     0      1400440
Bancorp South                 COM    059692103         270       12000    SH     SOLE     None     12000     0            0
Belo Corp Cl A                COM    080555105        5021      186993    SH     SOLE     None     70500     0       116493
Berkshire Hath Cl B           COM    084670207       22786        7711    SH     SOLE     None      3041     0         4670
Berry Petroleum 'A'           COM    085789105        7659      260420    SH     SOLE     None     98550     0       161870
Coca-Cola Co                  COM    191216100         283        5600    SH     SOLE     None      3800     0         1800
Correc Crp of Am              COM    22025Y100        5629      142539    SH     SOLE     None     35660     0       106879
Fairfax Financial Hldg        COM    303901102       27078      158850    SH     SOLE     None     56050     0       102800
General Electric              COM    369604103         288        8900    SH     SOLE     None         0     0         8900
Gillette Co                   COM    375766102        1100       25948    SH     SOLE     None      6200     0        19748
GTECH Holdings                COM    400518106       15101      326090    SH     SOLE     None    127126     0       198964
Hanson PLC                    COM    411352305         416       12000    SH     SOLE     None     10000     0         2000
HCC Ins Hldgs                 COM    404132102        5106      152840    SH     SOLE     None     55200     0        97640
Intl Flavor & Fragrn          COM    459506101        1066       28500    SH     SOLE     None      9000     0        19500
LabOne                        COM    50540L105       22101      695448    SH     SOLE     None    297902     0       397546
Lee Enterprises               COM    523768109        2128       44330    SH     SOLE     None     23530     0        20800
Legacy Hotels                 COM    524919107        3241      623300    SH     SOLE     None    143500     0       479800
Leucadia Natl Corp            COM    527288104         890       17900    SH     SOLE     None      8000     0         9900
Level 3 Communications        COM    52729N100        4782     1362500    SH     SOLE     None    431000     0       931500
Loews Corp                    COM    540424108        7704      128480    SH     SOLE     None     28600     0        99880
McCormick & Co                COM    579780206         510       15000    SH     SOLE     None     15000     0            0
Media General                 COM    584404107         302        4700    SH     SOLE     None      1300     0         3400
Natl Health Investors         COM    63633D104       10653      391803    SH     SOLE     None     62081     0       329722
Natl Health Realty            COM    635905102         515       30425    SH     SOLE     None     20384     0        10041
Natl Healthcare Corp          COM    635906100         659       23521    SH     SOLE     None     20384     0         3137
Pall Corp                     COM    696429307        5154      196800    SH     SOLE     None     49000     0       147800
Ryerson Tull Inc              COM    783755101        1461       92006    SH     SOLE     None         0     0        92006
Scripps E W Co Cl A           COM    811039106        1984       18895    SH     SOLE     None     10750     0         8145
Syntroleum Corp               COM    871630109        6018      909020    SH     SOLE     None    399535     0       509485
Tidewater Inc                 COM    886423102        8416      282400    SH     SOLE     None    102000     0       180400
Trustmark Corp                COM    898402102         271        9364    SH     SOLE     None      9364     0            0
Vulcan Materials              COM    929160109         742       15600    SH     SOLE     None      6000     0         9600
Wal-Mart Stores               COM    931142103         538       10200    SH     SOLE     None         0     0        10200
Washington Post 'B'           COM    939640108         659         709    SH     SOLE     None         0     0          709
Wesco Financial               COM    950817106         670        1851    SH     SOLE     None      1851     0            0
White Mountain Insur          COM    G9618E107        3076        6032    SH     SOLE     None       882     0         5150

TOTAL                                               184899